UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

GCPAX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$47	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$266,754,056
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$554,951

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Capital Markets	3.7%
Banks	3.8%
Broadline Retail	4.2%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.9%
Software	11.4%
Semiconductors & Semiconductor Equipment	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

GCPAX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report

June 30, 2025

TGECP88A-0625

Class C

GCPCX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$84	1.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$266,754,056
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$554,951

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Capital Markets	3.7%
Banks	3.8%
Broadline Retail	4.2%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.9%
Software	11.4%
Semiconductors & Semiconductor Equipment	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

GCPCX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report

June 30, 2025

TGECP88C-0625

Class N

GCPNX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$32	0.63%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$266,754,056
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$554,951

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Capital Markets	3.7%
Banks	3.8%
Broadline Retail	4.2%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.9%
Software	11.4%
Semiconductors & Semiconductor Equipment	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

GCPNX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report

June 30, 2025

TGECP88N-0625

Class Y

GCPYX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$34	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$266,754,056
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$554,951

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Capital Markets	3.7%
Banks	3.8%
Broadline Retail	4.2%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.9%
Software	11.4%
Semiconductors & Semiconductor Equipment	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

GCPYX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report

June 30, 2025

TGECP88Y-0625

Class A

GATEX

Gateway Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$47	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$6,781,218,825
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)205
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$18,564,142

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.6%
Pharmaceuticals	3.0%
Banks	4.2%
Broadline Retail	4.4%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	7.1%
Software	11.2%
Semiconductors & Semiconductor Equipment	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Visa, Inc., Class A	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

GATEX

Gateway Fund

Semi-annual Shareholder Report

June 30, 2025

TGF88A-0625

Class C

GTECX

Gateway Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$85	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$6,781,218,825
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)205
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$18,564,142

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.6%
Pharmaceuticals	3.0%
Banks	4.2%
Broadline Retail	4.4%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	7.1%
Software	11.2%
Semiconductors & Semiconductor Equipment	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Visa, Inc., Class A	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

GTECX

Gateway Fund

Semi-annual Shareholder Report

June 30, 2025

TGF88C-0625

Class N

GTENX

Gateway Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$6,781,218,825
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)205
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$18,564,142

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.6%
Pharmaceuticals	3.0%
Banks	4.2%
Broadline Retail	4.4%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	7.1%
Software	11.2%
Semiconductors & Semiconductor Equipment	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Visa, Inc., Class A	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

GTENX

Gateway Fund

Semi-annual Shareholder Report

June 30, 2025

TGF88N-0625

Class Y

GTEYX

Gateway Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$35	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$6,781,218,825
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)205
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$18,564,142

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.6%
Pharmaceuticals	3.0%
Banks	4.2%
Broadline Retail	4.4%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	7.1%
Software	11.2%
Semiconductors & Semiconductor Equipment	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Visa, Inc., Class A	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

GTEYX

Gateway Fund

Semi-annual Shareholder Report

June 30, 2025

TGF88Y-0625

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2025

Gateway Fund
Gateway Equity Call Premium Fund
Mirova Global Megatrends Fund
Mirova International Megatrends Fund

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 99.9% of Net Assets
	Aerospace & Defense — 1.7%
139,958	Boeing Co.(a)(b)	$29,325,400
53,682	General Electric Co.(a)	13,817,210
18,373	HEICO Corp.(a)	6,026,344
438,402	RTX Corp.(a)	64,015,460
		113,184,414
	Air Freight & Logistics — 0.2%
142,397	United Parcel Service, Inc., Class B(a)	14,373,553
	Automobile Components — 0.1%
27,718	Autoliv, Inc.(a)	3,101,644
43,455	Magna International, Inc.	1,677,798
		4,779,442
	Automobiles — 1.9%
1,255	Ferrari NV(a)	615,879
1,111,305	Ford Motor Co.(a)	12,057,659
357,763	Tesla, Inc.(a)(b)	113,646,994
		126,320,532
	Banks — 4.2%
1,621,838	Bank of America Corp.(a)	76,745,374
526,824	JPMorgan Chase & Co.(a)	152,731,546
702,965	Wells Fargo & Co.(a)	56,321,556
		285,798,476
	Beverages — 1.1%
86,180	Celsius Holdings, Inc.(a)(b)	3,997,890
75,887	Constellation Brands, Inc., Class A(a)	12,345,297
349,444	Monster Beverage Corp.(a)(b)	21,889,172
268,524	PepsiCo, Inc.(a)	35,455,909
		73,688,268
	Biotechnology — 1.7%
277,976	AbbVie, Inc.(a)	51,597,905
1,998	Alnylam Pharmaceuticals, Inc.(a)(b)	651,528
107,309	Amgen, Inc.(a)	29,961,746
39,674	Biogen, Inc.(a)(b)	4,982,658
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	27,919,827
		115,113,664
	Broadline Retail — 4.4%
1,337,807	Amazon.com, Inc.(a)(b)	293,501,478
2,538	MercadoLibre, Inc.(a)(b)	6,633,393
		300,134,871
	Building Products — 0.5%
355,196	Carrier Global Corp.(a)	25,996,795
17,766	Lennox International, Inc.(a)	10,184,182
		36,180,977
	Capital Markets — 2.3%
36,790	Brookfield Corp.(a)	2,275,462
3,659	Cboe Global Markets, Inc.(a)	853,315
295,252	Charles Schwab Corp.(a)	26,938,793
14,601	FactSet Research Systems, Inc.(a)	6,530,735
216,194	Intercontinental Exchange, Inc.(a)	39,665,113
414,283	Morgan Stanley(a)	58,355,903
41,804	MSCI, Inc.(a)	24,110,039
		158,729,360
	Chemicals — 0.7%
275,737	Corteva, Inc.(a)	20,550,678
Shares	Description	Value (†)
	Chemicals — continued
623,658	Dow, Inc.(a)	$16,514,464
95,921	RPM International, Inc.(a)	10,535,963
		47,601,105
	Commercial Services & Supplies — 1.1%
421,728	Copart, Inc.(a)(b)	20,694,193
53,505	Waste Connections, Inc.(a)	9,990,454
185,672	Waste Management, Inc.(a)	42,485,467
		73,170,114
	Communications Equipment — 0.9%
893,247	Cisco Systems, Inc.(a)	61,973,477
	Construction Materials — 0.3%
43,244	Martin Marietta Materials, Inc.(a)	23,739,226
	Consumer Finance — 0.9%
106,655	Ally Financial, Inc.(a)	4,154,212
144,459	Capital One Financial Corp.(a)	30,735,097
389,560	Synchrony Financial(a)	25,999,234
		60,888,543
	Consumer Staples Distribution & Retail — 2.2%
4,532	Casey's General Stores, Inc.(a)	2,312,543
68,104	Costco Wholesale Corp.(a)	67,418,874
111,016	Target Corp.(a)	10,951,728
56,881	U.S. Foods Holding Corp.(a)(b)	4,380,406
641,255	Walmart, Inc.(a)	62,701,914
		147,765,465
	Containers & Packaging — 0.3%
54,360	Avery Dennison Corp.(a)	9,538,549
21,506	Crown Holdings, Inc.(a)	2,214,688
141,364	Smurfit WestRock PLC(a)	6,099,857
		17,853,094
	Distributors — 0.2%
107,528	Genuine Parts Co.(a)	13,044,222
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,490,756
	Diversified REITs — 0.0%
38,637	W.P. Carey, Inc.(a)	2,410,176
	Diversified Telecommunication Services — 0.5%
1,244,301	AT&T, Inc.(a)	36,010,071
	Electric Utilities — 0.8%
271,750	Alliant Energy Corp.(a)	16,432,723
349,087	American Electric Power Co., Inc.(a)	36,221,267
61,200	OGE Energy Corp.(a)	2,716,056
		55,370,046
	Electrical Equipment — 1.1%
118,720	Eaton Corp. PLC(a)	42,381,853
35,244	GE Vernova, Inc.(a)	18,649,363
31,715	Hubbell, Inc.(a)	12,952,723
		73,983,939
	Electronic Equipment, Instruments & Components — 0.7%
97,069	CDW Corp.(a)	17,335,553
330,536	Corning, Inc.(a)	17,382,888
33,350	Zebra Technologies Corp., Class A(a)(b)	10,283,806
		45,002,247
	Energy Equipment & Services — 0.1%
308,422	Halliburton Co.(a)	6,285,640
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Gateway Fund (continued)
Shares	Description	Value (†)
	Entertainment — 2.3%
79,556	Live Nation Entertainment, Inc.(a)(b)	$12,035,232
68,509	Netflix, Inc.(a)(b)	91,742,457
8,485	Spotify Technology SA(a)(b)	6,510,880
345,120	Walt Disney Co.(a)	42,798,331
		153,086,900
	Financial Services — 4.4%
307,923	Berkshire Hathaway, Inc., Class B(a)(b)	149,579,756
42,365	Block, Inc.(b)	2,877,854
300,793	PayPal Holdings, Inc.(a)(b)	22,354,936
356,233	Visa, Inc., Class A(a)	126,480,527
7,987	Voya Financial, Inc.(a)	567,077
		301,860,150
	Food Products — 0.6%
61,781	Bunge Global SA(a)	4,959,779
575,934	Mondelez International, Inc., Class A(a)	38,840,989
		43,800,768
	Ground Transportation — 1.0%
88,899	Canadian Pacific Kansas City Ltd.(a)	7,047,024
836,812	CSX Corp.(a)	27,305,175
77,264	Old Dominion Freight Line, Inc.(a)	12,539,947
208,250	Uber Technologies, Inc.(a)(b)	19,429,725
		66,321,871
	Health Care Equipment & Supplies — 2.4%
366,884	Abbott Laboratories(a)	49,899,893
494,281	Boston Scientific Corp.(a)(b)	53,090,722
90,951	Intuitive Surgical, Inc.(a)(b)	49,423,683
35,614	STERIS PLC(a)	8,555,195
		160,969,493
	Health Care Providers & Services — 2.0%
250,007	CVS Health Corp.(a)	17,245,483
79,403	Elevance Health, Inc.(a)	30,884,591
72,906	HCA Healthcare, Inc.(a)	27,930,289
16,707	Molina Healthcare, Inc.(a)(b)	4,977,015
154,741	UnitedHealth Group, Inc.(a)	48,274,550
27,630	Universal Health Services, Inc., Class B(a)	5,005,174
		134,317,102
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	10,122,209
	Hotels, Restaurants & Leisure — 1.8%
6,944	Booking Holdings, Inc.(a)	40,200,483
140,501	Hilton Worldwide Holdings, Inc.(a)	37,421,036
136,472	McDonald's Corp.(a)	39,873,024
23,727	Restaurant Brands International, Inc.(a)	1,572,863
		119,067,406
	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	15,458,186
103,093	Toll Brothers, Inc.(a)	11,766,004
		27,224,190
	Household Products — 1.0%
413,582	Procter & Gamble Co.(a)	65,891,884
	Industrial Conglomerates — 0.7%
200,441	Honeywell International, Inc.(a)	46,678,700
	Industrial REITs — 0.4%
239,942	Prologis, Inc.(a)	25,222,703
	Insurance — 2.3%
367,972	Aflac, Inc.(a)	38,806,327
Shares	Description	Value (†)
	Insurance — continued
62,253	American Financial Group, Inc.(a)	$7,856,951
91,119	Aon PLC, Class A(a)	32,507,615
147,374	Arthur J Gallagher & Co.(a)	47,177,365
66,655	Fidelity National Financial, Inc.(a)	3,736,679
3,155	Markel Group, Inc.(a)(b)	6,301,671
219,438	Unum Group(a)	17,721,813
		154,108,421
	Interactive Media & Services — 7.1%
294,204	Alphabet, Inc., Class A(a)	51,847,571
1,123,307	Alphabet, Inc., Class C(a)	199,263,429
309,007	Meta Platforms, Inc., Class A(a)	228,074,976
		479,185,976
	IT Services — 0.4%
39,628	Shopify, Inc., Class A(a)(b)	4,571,090
29,009	Twilio, Inc., Class A(a)(b)	3,607,559
72,450	VeriSign, Inc.(a)	20,923,560
		29,102,209
	Life Sciences Tools & Services — 0.5%
166,439	Agilent Technologies, Inc.(a)	19,641,466
31,615	ICON PLC(a)(b)	4,598,402
45,159	Illumina, Inc.(a)(b)	4,308,620
21,530	West Pharmaceutical Services, Inc.(a)	4,710,764
		33,259,252
	Machinery — 2.4%
121,157	Caterpillar, Inc.(a)	47,034,359
183,062	CNH Industrial NV(a)	2,372,484
74,195	Cummins, Inc.(a)	24,298,863
66,901	Deere & Co.(a)	34,018,489
56,430	Parker-Hannifin Corp.(a)	39,414,662
121,067	Pentair PLC(a)	12,428,738
		159,567,595
	Media — 0.3%
551,913	Comcast Corp., Class A(a)	19,697,775
	Metals & Mining — 0.4%
212,773	Freeport-McMoRan, Inc.(a)	9,223,709
95,411	Southern Copper Corp.(a)	9,652,731
47,801	Steel Dynamics, Inc.(a)	6,119,006
		24,995,446
	Multi-Utilities — 1.0%
260,977	Ameren Corp.(a)	25,064,231
180,721	Consolidated Edison, Inc.(a)	18,135,353
231,351	WEC Energy Group, Inc.(a)	24,106,774
		67,306,358
	Oil, Gas & Consumable Fuels — 2.9%
45,031	Cheniere Energy, Inc.(a)	10,965,949
299,654	Chevron Corp.(a)	42,907,456
324,277	ConocoPhillips(a)	29,100,618
613,012	Exxon Mobil Corp.(a)	66,082,694
221,708	Occidental Petroleum Corp.(a)	9,313,953
226,052	ONEOK, Inc.(a)	18,452,625
115,386	Targa Resources Corp.(a)	20,086,395
		196,909,690
	Pharmaceuticals — 3.0%
117,262	Eli Lilly & Co.(a)	91,409,247
386,793	Johnson & Johnson(a)	59,082,631
379,187	Merck & Co., Inc.(a)	30,016,443
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Gateway Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
965,573	Pfizer, Inc.(a)	$23,405,489
69,186	Teva Pharmaceutical Industries Ltd., ADR(b)	1,159,557
		205,073,367
	Professional Services — 1.0%
141,064	Automatic Data Processing, Inc.(a)	43,504,137
4,628	Booz Allen Hamilton Holding Corp.(a)	481,914
160,547	Paychex, Inc.(a)	23,353,167
		67,339,218
	Real Estate Management & Development — 0.1%
12,267	Jones Lang LaSalle, Inc.(a)(b)	3,137,653
99,324	Zillow Group, Inc., Class C(a)(b)	6,957,646
		10,095,299
	Residential REITs — 0.1%
142,023	American Homes 4 Rent, Class A(a)	5,122,770
21,455	Sun Communities, Inc.(a)	2,713,843
		7,836,613
	Semiconductors & Semiconductor Equipment — 12.8%
283,625	Advanced Micro Devices, Inc.(a)(b)	40,246,387
121,064	Analog Devices, Inc.(a)	28,815,653
634,963	Broadcom, Inc.(a)	175,027,551
456,531	Intel Corp.(a)	10,226,294
62,909	Marvell Technology, Inc.(a)	4,869,157
105,551	Micron Technology, Inc.(a)	13,009,161
3,216,444	NVIDIA Corp.(a)	508,165,988
109,145	ON Semiconductor Corp.(a)(b)	5,720,289
211,510	QUALCOMM, Inc.(a)	33,685,083
106,600	Teradyne, Inc.(a)	9,585,472
200,661	Texas Instruments, Inc.(a)	41,661,237
		871,012,272
	Software — 11.2%
89,414	Adobe, Inc.(a)(b)	34,592,488
84,383	Cadence Design Systems, Inc.(a)(b)	26,002,622
33,485	CrowdStrike Holdings, Inc., Class A(a)(b)	17,054,245
1,027,549	Microsoft Corp.(a)	511,113,148
297,586	Oracle Corp.(a)	65,061,227
275,802	Palantir Technologies, Inc., Class A(a)(b)	37,597,329
83,441	Salesforce, Inc.(a)	22,753,526
40,910	ServiceNow, Inc.(a)(b)	42,058,753
22,602	Workday, Inc., Class A(a)(b)	5,424,480
		761,657,818
	Specialized REITs — 0.9%
276,543	Crown Castle, Inc.(a)	28,409,263
127,880	CubeSmart(a)	5,434,900
42,749	Gaming & Leisure Properties, Inc.(a)	1,995,523
14,009	Lamar Advertising Co., Class A	1,700,132
100,493	SBA Communications Corp.(a)	23,599,776
		61,139,594
Shares	Description	Value (†)
	Specialty Retail — 1.7%
20,171	Dick's Sporting Goods, Inc.(a)	$3,990,026
195,258	Home Depot, Inc.(a)	71,589,393
165,081	Lowe's Cos., Inc.(a)	36,626,521
150,845	Valvoline, Inc.(a)(b)	5,712,500
		117,918,440
	Technology Hardware, Storage & Peripherals — 6.3%
1,987,686	Apple, Inc.(a)	407,813,537
52,360	Dell Technologies, Inc., Class C(a)	6,419,336
73,304	Super Micro Computer, Inc.(a)(b)	3,592,629
101,759	Western Digital Corp.(a)	6,511,558
		424,337,060
	Textiles, Apparel & Luxury Goods — 0.2%
16,507	Lululemon Athletica, Inc.(a)(b)	3,921,733
151,148	NIKE, Inc., Class B(a)	10,737,554
		14,659,287
	Tobacco — 0.1%
171,375	British American Tobacco PLC, ADR(a)	8,111,179
	Water Utilities — 0.0%
57,887	Essential Utilities, Inc.(a)	2,149,923
	Wireless Telecommunication Services — 0.1%
479,277	Vodafone Group PLC, ADR	5,109,093
	Total Common Stocks (Identified Cost $1,468,458,274)	6,774,026,939
	Total Purchased Options — 0.7% (Identified Cost $91,385,654) (see details below)	45,429,970

Principal Amount
Short-Term Investments — 1.8%
$125,516,999	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $125,527,110 on 7/01/2025 collateralized by $85,505,900 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $85,512,610; $41,881,600 U.S. Treasury Note, 4.125% due 10/31/2027 valued at $42,514,818 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $125,516,999)	125,516,999
	Total Investments — 102.4% (Identified Cost $1,685,360,927)	6,944,973,908
	Other assets less liabilities — (2.4)%	(163,755,083)
	Net Assets — 100.0%	$6,781,218,825
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Gateway Fund (continued)
Purchased Options — 0.7%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.7%
S&P 500® Index, Put(b)	9/19/2025	5,300	1,440	$893,512,800	$10,748,880	$3,700,800
S&P 500® Index, Put(b)	9/19/2025	5,350	1,561	968,592,695	12,644,881	4,386,410
S&P 500® Index, Put(b)	9/19/2025	5,400	1,561	968,592,695	13,494,064	4,807,880
S&P 500® Index, Put(b)	10/17/2025	5,350	1,561	968,592,695	13,085,082	6,657,665
S&P 500® Index, Put(b)	10/17/2025	5,400	1,561	968,592,695	12,498,147	7,204,015
S&P 500® Index, Put(b)	10/17/2025	5,500	1,560	967,972,200	12,504,180	8,463,000
S&P 500® Index, Put(b)	11/21/2025	5,400	1,560	967,972,200	16,410,420	10,210,200
Total					$91,385,654	$45,429,970
Written Options — (2.2%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (2.2%)
S&P 500® Index, Call	7/18/2025	6,100	(1,199)	$(743,973,505)	$(5,917,665)	$(17,775,175)
S&P 500® Index, Call	7/31/2025	6,100	(1,199)	(743,973,505)	(7,910,403)	(21,605,980)
S&P 500® Index, Call	8/15/2025	6,150	(1,199)	(743,973,505)	(12,000,191)	(20,790,660)
S&P 500® Index, Call	8/15/2025	6,200	(1,199)	(743,973,505)	(7,084,963)	(16,815,975)
S&P 500® Index, Call	8/15/2025	6,250	(1,198)	(743,353,010)	(7,689,279)	(13,243,890)
S&P 500® Index, Call	9/19/2025	6,250	(1,214)	(753,280,930)	(14,567,393)	(20,370,920)
S&P 500® Index, Call	9/19/2025	6,300	(1,199)	(743,973,505)	(10,380,342)	(16,678,090)
S&P 500® Index, Call	9/19/2025	6,400	(1,198)	(743,353,010)	(7,374,289)	(10,907,790)
S&P 500® Index, Call	9/30/2025	6,500	(1,199)	(743,973,505)	(7,746,140)	(8,141,210)
Total					$(80,670,665)	$(146,329,690)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 100.8% of Net Assets
	Aerospace & Defense — 2.4%
4,788	Boeing Co.(a)(b)	$1,003,230
7,956	General Electric Co.(a)	2,047,795
1,410	HEICO Corp.(a)	462,480
1,386	Huntington Ingalls Industries, Inc.(a)	334,663
2,018	Lockheed Martin Corp.(a)	934,616
10,585	RTX Corp.(a)	1,545,622
		6,328,406
	Air Freight & Logistics — 0.2%
4,041	Expeditors International of Washington, Inc.(a)	461,684
3,336	GXO Logistics, Inc.(a)(b)	162,463
		624,147
	Automobile Components — 0.0%
3,371	Gentex Corp.(a)	74,128
	Automobiles — 1.8%
265	Ferrari NV(a)	130,046
14,666	Tesla, Inc.(a)(b)	4,658,802
		4,788,848
	Banks — 3.8%
43,514	Bank of America Corp.(a)	2,059,082
4,456	East West Bancorp, Inc.(a)	449,967
18,818	Fifth Third Bancorp(a)	773,984
11,154	First Horizon Corp.(a)	236,465
5,126	ICICI Bank Ltd., ADR(a)	172,439
15,997	JPMorgan Chase & Co.(a)	4,637,690
21,813	Wells Fargo & Co.(a)	1,747,658
		10,077,285
	Beverages — 1.1%
5,077	Coca-Cola Europacific Partners PLC(a)	470,739
3,786	Constellation Brands, Inc., Class A(a)	615,906
13,863	PepsiCo, Inc.(a)	1,830,471
		2,917,116
	Biotechnology — 1.7%
10,350	AbbVie, Inc.(a)	1,921,167
420	Alnylam Pharmaceuticals, Inc.(a)(b)	136,958
3,755	Amgen, Inc.(a)	1,048,434
778	BioMarin Pharmaceutical, Inc.(a)(b)	42,767
1,573	Exact Sciences Corp.(a)(b)	83,589
3,534	Moderna, Inc.(a)(b)	97,503
475	United Therapeutics Corp.(a)(b)	136,491
2,166	Vertex Pharmaceuticals, Inc.(a)(b)	964,303
		4,431,212
	Broadline Retail — 4.2%
658	Alibaba Group Holding Ltd., ADR	74,624
49,898	Amazon.com, Inc.(a)(b)	10,947,122
2,019	JD.com, Inc., ADR(a)	65,900
11	MercadoLibre, Inc.(a)(b)	28,750
		11,116,396
	Building Products — 0.2%
4,368	Fortune Brands Innovations, Inc.(a)	224,865
726	Lennox International, Inc.(a)	416,172
		641,037
	Capital Markets — 3.7%
13,575	Bank of New York Mellon Corp.(a)	1,236,818
1,653	BlackRock, Inc.(a)	1,734,410
7,116	Blackstone, Inc.(a)	1,064,411
5,413	Brookfield Asset Management Ltd., Class A(a)	299,231
Shares	Description	Value (†)
	Capital Markets — continued
11,364	Brookfield Corp.(a)	$702,863
21,404	Franklin Resources, Inc.(a)	510,485
7,090	KKR & Co., Inc.(a)	943,183
792	LPL Financial Holdings, Inc.(a)	296,976
11,418	Morgan Stanley(a)	1,608,340
1,270	MSCI, Inc.(a)	732,460
4,691	Raymond James Financial, Inc.(a)	719,459
		9,848,636
	Chemicals — 1.1%
2,031	Air Products & Chemicals, Inc.(a)	572,864
3,979	Linde PLC(a)	1,866,867
2,920	Nutrien Ltd.(a)	170,061
3,228	RPM International, Inc.(a)	354,563
		2,964,355
	Commercial Services & Supplies — 0.7%
2,989	Waste Connections, Inc.(a)	558,106
5,160	Waste Management, Inc.(a)	1,180,711
		1,738,817
	Communications Equipment — 1.0%
2,276	Ciena Corp.(a)(b)	185,107
31,706	Cisco Systems, Inc.(a)	2,199,762
29,041	Telefonaktiebolaget LM Ericsson, ADR(a)	246,268
		2,631,137
	Construction Materials — 0.3%
1,643	Martin Marietta Materials, Inc.(a)	901,941
	Consumer Finance — 0.5%
9,973	Ally Financial, Inc.(a)	388,448
13,254	Synchrony Financial(a)	884,572
		1,273,020
	Consumer Staples Distribution & Retail — 2.1%
1,596	BJ's Wholesale Club Holdings, Inc.(a)(b)	172,097
2,768	Costco Wholesale Corp.(a)	2,740,154
26,234	Walmart, Inc.(a)	2,565,160
		5,477,411
	Containers & Packaging — 0.1%
3,600	Crown Holdings, Inc.(a)	370,728
	Distributors — 0.1%
9,847	LKQ Corp.(a)	364,437
	Diversified Consumer Services — 0.1%
2,315	Service Corp. International(a)	188,441
	Diversified Telecommunication Services — 0.6%
58,259	AT&T, Inc.(a)	1,686,015
	Electric Utilities — 1.5%
11,920	Alliant Energy Corp.(a)	720,802
9,709	American Electric Power Co., Inc.(a)	1,007,406
2,016	Constellation Energy Corp.(a)	650,684
8,776	OGE Energy Corp.(a)	389,479
35,073	PPL Corp.(a)	1,188,624
		3,956,995
	Electrical Equipment — 1.3%
1,012	Acuity, Inc.(a)	301,920
6,342	Emerson Electric Co.(a)	845,579
2,029	GE Vernova, Inc.(a)	1,073,645
1,572	Hubbell, Inc.(a)	642,021
1,857	NEXTracker, Inc., Class A(a)(b)	100,965
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Electrical Equipment — continued
4,378	nVent Electric PLC(a)	$320,689
4,249	Sensata Technologies Holding PLC(a)	127,937
		3,412,756
	Electronic Equipment, Instruments & Components — 0.5%
1,677	Arrow Electronics, Inc.(a)(b)	213,700
2,801	CDW Corp.(a)	500,231
1,950	Coherent Corp.(a)(b)	173,959
7,429	Flex Ltd.(a)(b)	370,856
		1,258,746
	Energy Equipment & Services — 0.0%
8,111	NOV, Inc.(a)	100,820
	Entertainment — 2.1%
2,001	Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	209,105
2,472	Netflix, Inc.(a)(b)	3,310,329
1,590	Roku, Inc.(a)(b)	139,745
1,198	TKO Group Holdings, Inc.(a)	217,976
11,706	Walt Disney Co.(a)	1,451,661
21,099	Warner Bros. Discovery, Inc.(a)(b)	241,795
		5,570,611
	Financial Services — 4.5%
10,246	Berkshire Hathaway, Inc., Class B(a)(b)	4,977,199
3,045	Block, Inc.(a)(b)	206,847
5,424	Mastercard, Inc., Class A(a)	3,047,963
10,620	Visa, Inc., Class A(a)	3,770,631
		12,002,640
	Food Products — 0.7%
8,784	Campbell's Co.(a)	269,230
2,045	Ingredion, Inc.(a)	277,343
7,452	Kellanova(a)	592,658
21,847	Kraft Heinz Co.(a)	564,089
2,313	Post Holdings, Inc.(a)(b)	252,186
		1,955,506
	Ground Transportation — 1.0%
3,517	Canadian National Railway Co.(a)	365,909
4,561	Canadian Pacific Kansas City Ltd.(a)	361,550
2,441	J.B. Hunt Transport Services, Inc.(a)	350,527
240	Saia, Inc.(a)(b)	65,758
12,990	Uber Technologies, Inc.(a)(b)	1,211,967
1,248	XPO, Inc.(a)(b)	157,610
		2,513,321
	Health Care Equipment & Supplies — 2.3%
12,369	Abbott Laboratories(a)	1,682,308
4,236	Alcon AG(a)	373,954
6,404	Edwards Lifesciences Corp.(a)(b)	500,857
1,696	Globus Medical, Inc., Class A(a)(b)	100,098
1,054	IDEXX Laboratories, Inc.(a)(b)	565,302
2,537	Intuitive Surgical, Inc.(a)(b)	1,378,631
12,288	Medtronic PLC(a)	1,071,145
784	Teleflex, Inc.(a)	92,794
3,583	Zimmer Biomet Holdings, Inc.(a)	326,806
		6,091,895
	Health Care Providers & Services — 1.6%
2,300	Cigna Group(a)	760,334
8,775	CVS Health Corp.(a)	605,299
1,823	Elevance Health, Inc.(a)	709,074
1,852	Labcorp Holdings, Inc.(a)	486,169
Shares	Description	Value (†)
	Health Care Providers & Services — continued
563	Tenet Healthcare Corp.(a)(b)	$99,088
5,093	UnitedHealth Group, Inc.(a)	1,588,863
		4,248,827
	Health Care REITs — 0.3%
11,399	Ventas, Inc.(a)	719,847
	Health Care Technology — 0.1%
668	Veeva Systems, Inc., Class A(a)(b)	192,371
	Hotels, Restaurants & Leisure — 1.6%
277	Booking Holdings, Inc.(a)	1,603,620
3,019	DraftKings, Inc., Class A(a)(b)	129,485
4,186	Hilton Worldwide Holdings, Inc.(a)	1,114,899
7,362	MGM Resorts International(a)(b)	253,179
2,937	Restaurant Brands International, Inc.(a)	194,694
8,772	Starbucks Corp.(a)	803,778
1,474	Trip.com Group Ltd., ADR(a)	86,435
		4,186,090
	Household Durables — 0.4%
6,602	PulteGroup, Inc.(a)	696,247
3,406	Toll Brothers, Inc.(a)	388,727
		1,084,974
	Household Products — 1.5%
3,843	Church & Dwight Co., Inc.(a)	369,351
2,467	Clorox Co.(a)	296,213
4,337	Kimberly-Clark Corp.(a)	559,126
16,538	Procter & Gamble Co.(a)	2,634,834
		3,859,524
	Independent Power & Renewable Electricity Producers — 0.2%
2,512	Vistra Corp.(a)	486,851
	Insurance — 2.2%
5,620	Arch Capital Group Ltd.(a)	511,701
4,569	Cincinnati Financial Corp.(a)	680,416
12,601	Hartford Insurance Group, Inc.(a)	1,598,689
12,515	Manulife Financial Corp.(a)	399,980
226	Markel Group, Inc.(a)(b)	451,403
7,280	Prudential Financial, Inc.(a)	782,163
911	RenaissanceRe Holdings Ltd.(a)	221,282
9,505	W.R. Berkley Corp.(a)	698,332
1,872	Willis Towers Watson PLC(a)	573,768
		5,917,734
	Interactive Media & Services — 6.9%
24,930	Alphabet, Inc., Class A(a)	4,393,414
30,213	Alphabet, Inc., Class C(a)	5,359,484
572	Baidu, Inc., ADR(b)	49,055
11,783	Meta Platforms, Inc., Class A(a)	8,696,914
		18,498,867
	IT Services — 1.2%
3,963	Accenture PLC, Class A(a)	1,184,501
1,866	Amdocs Ltd.(a)	170,254
5,505	International Business Machines Corp.(a)	1,622,764
1,283	Shopify, Inc., Class A(a)(b)	147,994
1,000	Twilio, Inc., Class A(a)(b)	124,360
		3,249,873
	Leisure Products — 0.0%
1,568	Brunswick Corp.(a)	86,616
	Life Sciences Tools & Services — 0.8%
4,124	Avantor, Inc.(a)(b)	55,509
371	Bio-Rad Laboratories, Inc., Class A(a)(b)	89,530
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Life Sciences Tools & Services — continued
487	ICON PLC(a)(b)	$70,834
1,558	Illumina, Inc.(a)(b)	148,649
3,518	Thermo Fisher Scientific, Inc.(a)	1,426,408
1,262	Waters Corp.(a)(b)	440,488
		2,231,418
	Machinery — 1.6%
1,549	AGCO Corp.(a)	159,795
4,067	Caterpillar, Inc.(a)	1,578,850
2,064	Cummins, Inc.(a)	675,960
2,108	Deere & Co.(a)	1,071,897
8,812	Otis Worldwide Corp.(a)	872,564
		4,359,066
	Media — 0.3%
22,812	Interpublic Group of Cos., Inc.(a)	558,438
2,337	Liberty Broadband Corp., Class C(a)(b)	229,914
		788,352
	Metals & Mining — 0.4%
2,726	Alcoa Corp.(a)	80,444
9,597	Barrick Mining Corp.(a)	199,810
537	Reliance, Inc.(a)	168,564
4,015	Rio Tinto PLC, ADR(a)	234,195
2,131	Southern Copper Corp.(a)	215,593
15,961	Vale SA, ADR(a)	154,982
		1,053,588
	Multi-Utilities — 0.9%
13,281	Ameren Corp.(a)	1,275,507
17,690	CMS Energy Corp.(a)	1,225,563
		2,501,070
	Oil, Gas & Consumable Fuels — 2.9%
6,928	Canadian Natural Resources Ltd.(a)	217,539
15,568	Cenovus Energy, Inc.(a)	211,725
1,244	Cheniere Energy, Inc.(a)	302,939
11,542	Chevron Corp.(a)	1,652,699
10,138	ConocoPhillips(a)	909,784
3,390	Enbridge, Inc.(a)	153,635
26,917	Exxon Mobil Corp.(a)	2,901,653
2,927	HF Sinclair Corp.(a)	120,241
4,365	Ovintiv, Inc.(a)	166,088
5,430	Suncor Energy, Inc.(a)	203,353
4,223	Targa Resources Corp.(a)	735,140
4,411	TC Energy Corp.(a)	215,213
		7,790,009
	Passenger Airlines — 0.2%
8,729	American Airlines Group, Inc.(a)(b)	97,939
8,680	Delta Air Lines, Inc.(a)	426,883
		524,822
	Personal Care Products — 0.1%
3,493	BellRing Brands, Inc.(a)(b)	202,349
	Pharmaceuticals — 2.8%
2,911	AstraZeneca PLC, ADR(a)	203,421
4,265	Eli Lilly & Co.(a)	3,324,695
999	Jazz Pharmaceuticals PLC(a)(b)	106,014
15,473	Johnson & Johnson(a)	2,363,501
15,067	Merck & Co., Inc.(a)	1,192,704
2,284	Novartis AG, ADR(a)	276,387
6,802	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	114,001
		7,580,723
Shares	Description	Value (†)
	Professional Services — 0.7%
1,430	Booz Allen Hamilton Holding Corp.(a)	$148,906
2,016	Leidos Holdings, Inc.(a)	318,044
3,459	SS&C Technologies Holdings, Inc.(a)	286,405
1,196	TransUnion(a)	105,248
2,855	Verisk Analytics, Inc.(a)	889,333
		1,747,936
	Real Estate Management & Development — 0.2%
1,660	Jones Lang LaSalle, Inc.(a)(b)	424,595
	Residential REITs — 0.2%
17,902	Invitation Homes, Inc.(a)	587,186
	Retail REITs — 0.5%
8,220	NNN REIT, Inc.(a)	354,940
17,249	Realty Income Corp.(a)	993,715
		1,348,655
	Semiconductors & Semiconductor Equipment — 12.9%
10,310	Advanced Micro Devices, Inc.(a)(b)	1,462,989
7,088	Applied Materials, Inc.(a)	1,297,600
307	ASML Holding NV(a)	246,027
24,908	Broadcom, Inc.(a)	6,865,890
3,694	Entegris, Inc.(a)	297,921
2,258	Marvell Technology, Inc.(a)	174,769
6,904	Micron Technology, Inc.(a)	850,918
127,099	NVIDIA Corp.(a)	20,080,371
8,401	QUALCOMM, Inc.(a)	1,337,943
1,390	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	314,821
6,746	Texas Instruments, Inc.(a)	1,400,605
		34,329,854
	Software — 11.4%
2,808	Adobe, Inc.(a)(b)	1,086,359
583	Atlassian Corp., Class A(a)(b)	118,402
1,268	Check Point Software Technologies Ltd.(a)(b)	280,545
5,170	Fortinet, Inc.(a)(b)	546,572
1,767	Intuit, Inc.(a)	1,391,742
38,813	Microsoft Corp.(a)	19,305,974
9,462	Oracle Corp.(a)	2,068,677
10,969	Palantir Technologies, Inc., Class A(a)(b)	1,495,294
4,390	Palo Alto Networks, Inc.(a)(b)	898,370
5,802	Salesforce, Inc.(a)	1,582,147
589	SAP SE, ADR(a)	179,115
1,346	ServiceNow, Inc.(a)(b)	1,383,796
1,329	Zoom Communications, Inc.(a)(b)	103,636
		30,440,629
	Specialized REITs — 0.8%
14,934	CubeSmart(a)	634,695
8,822	Gaming & Leisure Properties, Inc.(a)	411,811
4,514	SBA Communications Corp.(a)	1,060,068
		2,106,574
	Specialty Retail — 1.6%
626	Burlington Stores, Inc.(a)(b)	145,633
933	Dick's Sporting Goods, Inc.(a)	184,557
2,765	Gap, Inc.(a)	60,305
6,996	Home Depot, Inc.(a)	2,565,013
5,302	Lowe's Cos., Inc.(a)	1,176,355
1,409	Williams-Sonoma, Inc.(a)	230,188
		4,362,051
	Technology Hardware, Storage & Peripherals — 6.2%
77,908	Apple, Inc.(a)	15,984,385
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
3,952	Dell Technologies, Inc., Class C(a)	$484,515
3,303	Super Micro Computer, Inc.(a)(b)	161,880
		16,630,780
	Textiles, Apparel & Luxury Goods — 0.1%
5,213	Skechers USA, Inc., Class A(a)(b)	328,940
	Tobacco — 0.2%
10,975	British American Tobacco PLC, ADR(a)	519,447
	Trading Companies & Distributors — 0.2%
1,842	Ferguson Enterprises, Inc.(a)	401,095
506	Watsco, Inc.(a)	223,460
		624,555
	Wireless Telecommunication Services — 0.2%
11,773	America Movil SAB de CV, ADR(a)	211,207
22,530	Vodafone Group PLC, ADR(a)	240,170
		451,377
	Total Common Stocks (Identified Cost $139,699,791)	268,772,353

Principal Amount	Description	Value (†)
Short-Term Investments — 1.4%
$3,826,436	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $3,826,744 on 7/01/2025 collateralized by $3,902,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $3,903,045 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,826,436)	$3,826,436
	Total Investments — 102.2% (Identified Cost $143,526,227)	272,598,789
	Other assets less liabilities — (2.2)%	(5,844,733)
	Net Assets — 100.0%	$266,754,056
Written Options — (2.3%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (2.3%)
S&P 500® Index, Call	7/18/2025	6,000	(47)	$(29,163,265)	$(547,054)	$(1,109,200)
S&P 500® Index, Call	7/18/2025	6,100	(48)	(29,783,760)	(236,904)	(711,600)
S&P 500® Index, Call	7/31/2025	6,100	(48)	(29,783,760)	(527,123)	(864,960)
S&P 500® Index, Call	8/15/2025	6,150	(47)	(29,163,265)	(470,399)	(814,980)
S&P 500® Index, Call	8/15/2025	6,250	(49)	(30,404,255)	(314,503)	(541,695)
S&P 500® Index, Call	9/19/2025	6,250	(47)	(29,163,265)	(624,739)	(788,660)
S&P 500® Index, Call	9/19/2025	6,300	(48)	(29,783,760)	(415,560)	(667,680)
S&P 500® Index, Call	9/19/2025	6,400	(47)	(29,163,265)	(289,309)	(427,935)
S&P 500® Index, Call	9/30/2025	6,500	(48)	(29,783,760)	(310,104)	(325,920)
Total					$(3,735,695)	$(6,252,630)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Mirova Global Megatrends Fund*

Shares	Description	Value (†)
Common Stocks — 98.5% of Net Assets
	Belgium — 1.2%
105,353	KBC Group NV	$10,873,440
	Canada — 3.9%
148,169	Canadian Pacific Kansas City Ltd.	11,745,356
199,571	Shopify, Inc., Class A(a)	23,020,515
		34,765,871
	Denmark — 2.7%
265,875	Novo Nordisk AS, Class B	18,423,545
380,425	Vestas Wind Systems AS	5,714,346
		24,137,891
	France — 4.2%
63,817	Air Liquide SA	13,159,133
368,979	Credit Agricole SA	6,980,452
64,011	EssilorLuxottica SA	17,576,954
		37,716,539
	Germany — 4.3%
76,235	SAP SE	23,311,108
143,945	Symrise AG	15,094,712
		38,405,820
	Ireland — 1.6%
49,883	Accenture PLC, Class A	14,909,530
	Japan — 2.7%
586,666	Sekisui House Ltd.	12,912,124
617,444	Terumo Corp.	11,331,248
		24,243,372
	Netherlands — 4.1%
12,356	Adyen NV(a)	22,692,251
18,384	ASML Holding NV	14,731,779
		37,424,030
	Spain — 3.8%
1,765,398	Iberdrola SA	33,962,787
	Taiwan — 3.4%
134,633	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,493,028
	United Kingdom — 4.0%
54,233	AstraZeneca PLC	7,547,560
3,055,066	Legal & General Group PLC	10,689,477
176,980	RELX PLC	9,591,903
133,980	Unilever PLC	8,177,786
		36,006,726
	United States — 62.6%
47,408	Advanced Drainage Systems, Inc.	5,445,283
79,570	AGCO Corp.	8,208,441
110,492	American Water Works Co., Inc.	15,370,542
200,398	Ball Corp.	11,240,324
75,066	Danaher Corp.	14,828,538
222,769	eBay, Inc.	16,587,380
132,899	Ecolab, Inc.	35,808,307
195,935	Edwards Lifesciences Corp.(a)	15,324,076
25,346	Eli Lilly & Co.	19,757,967
59,646	First Solar, Inc.(a)	9,873,799
22,326	Hubbell, Inc.	9,118,162
38,792	Intuitive Surgical, Inc.(a)	21,079,961
70,675	Mastercard, Inc., Class A	39,715,109
129,713	Microsoft Corp.	64,520,543
272,113	NextEra Energy, Inc.	18,890,084
Shares	Description	Value (†)
	United States — continued
433,446	NVIDIA Corp.	$68,480,133
115,997	Palo Alto Networks, Inc.(a)	23,737,626
47,707	Roper Technologies, Inc.	27,042,236
43,872	Salesforce, Inc.	11,963,456
187,250	Smurfit WestRock PLC	8,098,921
45,915	Thermo Fisher Scientific, Inc.	18,616,696
177,510	TJX Cos., Inc.	21,920,710
71,602	Veralto Corp.	7,228,222
54,557	Visa, Inc., Class A	19,370,463
99,434	Waste Management, Inc.	22,752,488
48,250	Watts Water Technologies, Inc., Class A	11,864,192
128,536	Xylem, Inc.	16,627,417
		563,471,076
	Total Common Stocks (Identified Cost $665,960,325)	886,410,110

Principal Amount
Short-Term Investments — 0.5%
$4,446,975	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $4,447,333 on 7/01/2025 collateralized by $4,535,600 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $4,535,994 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,446,975)	4,446,975
	Total Investments — 99.0% (Identified Cost $670,407,300)	890,857,085
	Other assets less liabilities — 1.0%	9,387,244
	Net Assets — 100.0%	$900,244,329

*	Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at June 30, 2025 (Unaudited)
United States Dollar	71.1%
Euro	18.5
British Pound	4.0
Japanese Yen	2.7
Danish Krone	2.7
Total Investments	99.0
Other assets less liabilities	1.0
Net Assets	100.0%
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Mirova International Megatrends Fund*

Shares	Description	Value (†)
Common Stocks — 97.1% of Net Assets
	Australia — 2.2%
918	Macquarie Group Ltd.	$138,072
50,799	Stockland	179,530
		317,602
	Belgium — 3.8%
5,499	KBC Group NV	567,549
	Canada — 5.5%
3,208	Canadian Pacific Kansas City Ltd.	254,298
4,780	Shopify, Inc., Class A(a)	551,373
		805,671
	Denmark — 4.2%
5,251	Novo Nordisk AS, Class B	363,863
16,595	Vestas Wind Systems AS	249,273
		613,136
	France — 15.2%
2,803	Air Liquide SA	577,982
1,469	Capgemini SE	251,546
20,816	Credit Agricole SA	393,803
9,305	Dassault Systemes SE	337,228
1,386	EssilorLuxottica SA	380,586
702	L'Oreal SA	300,704
		2,241,849
	Germany — 11.2%
11,168	Deutsche Telekom AG	408,789
2,687	SAP SE	821,630
3,983	Symrise AG	417,675
		1,648,094
	Ireland — 3.1%
5,446	Kingspan Group PLC	464,050
	Italy — 2.3%
59,924	Intesa Sanpaolo SpA	345,187
	Japan — 9.3%
2,100	Kao Corp.	94,092
27,908	Kubota Corp.	314,716
11,848	Sekisui House Ltd.	260,766
1,769	Shimano, Inc.	256,470
19,200	Terumo Corp.	352,356
4,300	West Japan Railway Co.	98,303
		1,376,703
	Netherlands — 7.0%
259	Adyen NV(a)	475,663
702	ASML Holding NV	562,539
		1,038,202
	Spain — 5.3%
40,255	Iberdrola SA	774,427
	Switzerland — 4.9%
2,204	DSM-Firmenich AG	234,473
616	Geberit AG, (Registered)	485,127
		719,600
	Taiwan — 3.4%
2,204	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	499,184
	United Kingdom — 17.1%
1,902	AstraZeneca PLC	264,700
12,176	Halma PLC	535,185
Shares	Description	Value (†)
	United Kingdom — continued
34,213	Land Securities Group PLC	$297,167
150,119	Legal & General Group PLC	525,257
16,025	National Grid PLC	235,225
7,523	RELX PLC	407,729
4,219	Unilever PLC	257,517
		2,522,780
	United States — 2.6%
1,709	Sanofi SA	165,455
5,152	Smurfit WestRock PLC	222,834
		388,289
	Total Common Stocks (Identified Cost $12,309,446)	14,322,323

Principal Amount
Short-Term Investments — 2.3%
$337,752	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $337,779 on 7/01/2025 collateralized by $341,800 U.S. Treasury Note, 3.750% due 4/15/2028 valued at $344,683 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $337,752)	337,752
	Total Investments — 99.4% (Identified Cost $12,647,198)	14,660,075
	Other assets less liabilities — 0.6%	93,230
	Net Assets — 100.0%	$14,753,305

*	Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova International Megatrends Fund (formerly Mirova International Sustainable Equity Fund).

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at June 30, 2025 (Unaudited)
Euro	52.3%
British Pound	16.9
United States Dollar	11.2
Japanese Yen	9.3
Danish Krone	4.2
Swiss Franc	3.3
Australian Dollar	2.2
Total Investments	99.4
Other assets less liabilities	0.6
Net Assets	100.0%
See accompanying notes to financial statements.
| 10

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Megatrends Fund	Mirova International Megatrends Fund
ASSETS
Investments at cost	$1,685,360,927	$143,526,227	$670,407,300	$12,647,198
Net unrealized appreciation	5,259,612,981	129,072,562	220,449,785	2,012,877
Investments at value	6,944,973,908	272,598,789	890,857,085	14,660,075
Cash	2,819	17,791	—	—
Foreign currency at value (identified cost $0, $0, $7,476,592 and $241,906, respectively)	—	—	7,663,103	243,137
Receivable for Fund shares sold	4,331,211	1,070,184	1,757,108	190
Receivable from investment adviser (Note 6)	—	—	—	309
Receivable for securities sold	7,746,139	310,104	—	62,107
Dividends and interest receivable	1,635,358	128,512	262,037	28,386
Tax reclaims receivable	—	—	831,763	45,770
Prepaid expenses	288	288	288	288
TOTAL ASSETS	6,958,689,723	274,125,668	901,371,384	15,040,262
LIABILITIES
Options written, at value (premiums received $80,670,665, $3,735,695, $0 and $0, respectively) (Note 2)	146,329,690	6,252,630	—	—
Payable for securities purchased	19,142,634	766,344	—	—
Payable for Fund shares redeemed	6,918,851	79,578	351,770	219,416
Management fees payable (Note 6)	3,100,011	111,804	560,955	—
Deferred Trustees’ fees (Note 6)	1,290,446	66,371	69,641	20,916
Administrative fees payable (Note 6)	237,325	9,230	31,603	553
Payable to distributor (Note 6d)	52,571	2,105	9,059	30
Audit and tax services fees payable	31,372	30,802	26,001	25,885
Other accounts payable and accrued expenses	367,998	52,748	78,026	20,157
TOTAL LIABILITIES	177,470,898	7,371,612	1,127,055	286,957
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$6,781,218,825	$266,754,056	$900,244,329	$14,753,305
NET ASSETS CONSIST OF:
Paid-in capital	$2,406,662,587	$163,716,868	$681,764,627	$13,785,315
Accumulated earnings	4,374,556,238	103,037,188	218,479,702	967,990
NET ASSETS	$6,781,218,825	$266,754,056	$900,244,329	$14,753,305
See accompanying notes to financial statements.
11 |

Statements of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)
	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Megatrends Fund	Mirova International Megatrends Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$672,426,717	$3,314,975	$35,385,378	$427,957
Shares of beneficial interest	14,120,726	164,209	1,678,741	31,087
Net asset value and redemption price per share	$47.62	$20.19	$21.08	$13.77
Offering price per share (100/94.25 of net asset value) (Note 1)	$50.53	$21.42	$22.37	$14.61
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$44,704,951	$799,482	$8,015,566	$—
Shares of beneficial interest	953,192	40,188	406,506	—
Net asset value and offering price per share	$46.90	$19.89	$19.72	$—
Class N shares:
Net assets	$450,771,525	$315,179	$229,235,929	$10,309,700
Shares of beneficial interest	9,474,404	15,639	10,753,651	745,356
Net asset value, offering and redemption price per share	$47.58	$20.15	$21.32	$13.83
Class Y shares:
Net assets	$5,613,315,632	$262,324,420	$627,607,456	$4,015,648
Shares of beneficial interest	118,000,944	13,007,637	29,446,615	290,828
Net asset value, offering and redemption price per share	$47.57	$20.17	$21.31	$13.81

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 12

Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Megatrends Fund	Mirova International Megatrends Fund
INVESTMENT INCOME
Dividends	$43,282,811	$1,664,549	$6,500,678	$304,756
Non-cash dividends (Note 2b)	—	—	490,453	—
Interest	1,453,083	75,432	82,855	2,779
Less net foreign taxes withheld	(26,425)	(11,722)	(144,565)	(16,247)
	44,709,469	1,728,259	6,929,421	291,288
Expenses
Management fees (Note 6)	19,478,170	725,243	3,619,028	66,882
Service and distribution fees (Note 6)	1,021,818	9,026	86,705	535
Administrative fees (Note 6)	1,437,643	54,209	196,102	3,625
Trustees' fees and expenses (Note 6)	112,361	12,898	23,939	9,220
Transfer agent fees and expenses (Notes 6, 7 and 8)	2,381,753	77,016	402,176	3,956
Audit and tax services fees	28,931	28,300	23,706	23,601
Custodian fees and expenses	113,024	28,261	20,547	8,922
Legal fees	178,449	7,855	25,744	470
Registration fees	69,948	41,725	72,813	24,595
Regulatory filing fees	6,500	6,500	6,500	6,500
Shareholder reporting expenses	219,152	22,557	45,055	10,909
Miscellaneous expenses	94,613	18,999	57,203	13,787
Total expenses	25,142,362	1,032,589	4,579,518	173,002
Less waiver and/or expense reimbursement (Note 6)	(980,164)	(171,110)	(252,986)	(96,107)
Less expense offset (Note 8)	(69,127)	(2,243)	(2,237)	(58)
Net expenses	24,093,071	859,236	4,324,295	76,837
Net investment income	20,616,398	869,023	2,605,126	214,451
Net realized and unrealized gain (loss) on Investments, Options written and Foreign currency transactions
Net realized gain (loss) on:
Investments	208,085,006	2,496,776	(2,029,636)	377,355
Options written	(111,580,705)	(5,371,328)	—	—
Foreign currency transactions (Note 2c)	358	132	372,678	14,128
Net change in unrealized appreciation (depreciation) on:
Investments	188,025,762	11,395,320	71,151,074	1,868,974
Options written	(104,876,954)	(4,065,492)	—	—
Foreign currency translations (Note 2c)	77	26	354,733	10,485
Net realized and unrealized gain on Investments, Options written and Foreign currency transactions	179,653,544	4,455,434	69,848,849	2,270,942
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$200,269,942	$5,324,457	$72,453,975	$2,485,393
See accompanying notes to financial statements.
13 |

Statements of Changes in Net Assets

	Gateway Fund		Gateway Equity Call Premium Fund
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income	$20,616,398	$42,515,315	$869,023	$2,294,844
Net realized gain (loss) on investments, written options and foreign currency transactions	96,504,659	135,177,142	(2,874,420)	223,018
Net change in unrealized appreciation on investments, written options and foreign currency translations	83,148,885	759,933,774	7,329,854	47,479,027
Net increase in net assets resulting from operations	200,269,942	937,626,231	5,324,457	49,996,889
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,387,660)	(3,097,530)	(6,972)	(14,193)
Class C	(2,867)	(11,785)	—	(120)
Class N	(1,626,399)	(3,016,146)	(1,082)	(2,378)
Class Y	(18,047,866)	(37,271,753)	(829,989)	(2,311,948)
Total distributions	(21,064,792)	(43,397,214)	(838,043)	(2,328,639)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(200,501,569)	(544,007,895)	14,339,297	(70,230,561)
Net increase (decrease) in net assets	(21,296,419)	350,221,122	18,825,711	(22,562,311)
NET ASSETS
Beginning of the period	6,802,515,244	6,452,294,122	247,928,345	270,490,656
End of the period	$6,781,218,825	$6,802,515,244	$266,754,056	$247,928,345
See accompanying notes to financial statements.
| 14

Statements of Changes in Net Assets (continued)

	Mirova Global Megatrends Fund		Mirova International Megatrends Fund
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income	$2,605,126	$3,348,019	$214,451	$229,500
Net realized gain (loss) on investments and foreign currency transactions	(1,656,958)	66,659,716	391,483	(475,120)
Net change in unrealized appreciation on investments and foreign currency translations	71,505,807	67,698,444	1,879,459	458,164
Net increase in net assets resulting from operations	72,453,975	137,706,179	2,485,393	212,544
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(658,394)	(620,763)	—	(5,261)
Class C	(179,689)	(168,351)	—	—
Class N	(4,525,993)	(5,830,968)	—	(210,183)
Class Y	(11,985,515)	(12,713,565)	—	(58,334)
Total distributions	(17,349,591)	(19,333,647)	—	(273,778)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(128,961,788)	(177,986,825)	(4,085,991)	206,656
Net increase (decrease) in net assets	(73,857,404)	(59,614,293)	(1,600,598)	145,422
NET ASSETS
Beginning of the period	974,101,733	1,033,716,026	16,353,903	16,208,481
End of the period	$900,244,329	$974,101,733	$14,753,305	$16,353,903
See accompanying notes to financial statements.
15 |

Financial Highlights
For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$46.31	$40.42	$35.57	$40.70	$36.76	$34.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.19	0.27	0.22	0.18	0.30
Net realized and unrealized gain (loss)	1.31	5.89	4.85	(5.13)	3.93	2.08
Total from Investment Operations	1.41	6.08	5.12	(4.91)	4.11	2.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.19)	(0.27)	(0.22)	(0.17)	(0.31)
Net asset value, end of the period	$47.62	$46.31	$40.42	$35.57	$40.70	$36.76
Total return(b)(c)	3.04%(d)	15.08%	14.43%	(12.06)%	11.24%	6.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$672,427	$688,801	$778,973	$869,122	$1,073,713	$987,702
Net expenses(e)	0.93%(f)(g)	0.94%(h)	0.94%(h)	0.93%(i)	0.94%(i)	0.94%
Gross expenses	0.97%(f)(g)	0.98%(h)	0.98%(h)	0.96%(i)	0.98%(i)	1.02%
Net investment income	0.42%(f)	0.44%	0.71%	0.60%	0.46%	0.88%
Portfolio turnover rate	13%	12%	18%	16%	11%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(h)	Includes refund of prior year service fee of less than 0.01%.
(i)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$45.70	$40.02	$35.26	$40.41	$36.60	$34.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)	(0.14)	(0.02)	(0.06)	(0.11)	0.04
Net realized and unrealized gain (loss)	1.28	5.83	4.80	(5.09)	3.92	2.07
Total from Investment Operations	1.20	5.69	4.78	(5.15)	3.81	2.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.01)	(0.02)	—	—	(0.05)
Net asset value, end of the period	$46.90	$45.70	$40.02	$35.26	$40.41	$36.60
Total return(c)(d)	2.63%(e)	14.22%	13.56%	(12.74)%	10.41%	6.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$44,705	$50,388	$61,730	$77,355	$114,019	$142,623
Net expenses(f)	1.70%(g)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.73%(g)	1.73%	1.73%	1.71%	1.73%	1.77%
Net investment income (loss)	(0.35)%(g)	(0.32)%	(0.06)%	(0.17)%	(0.30)%	0.12%
Portfolio turnover rate	13%	12%	18%	16%	11%	22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
17 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$46.27	$40.39	$35.55	$40.68	$36.74	$34.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.32	0.39	0.33	0.29	0.40
Net realized and unrealized gain (loss)	1.31	5.88	4.83	(5.13)	3.94	2.07
Total from Investment Operations	1.47	6.20	5.22	(4.80)	4.23	2.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.32)	(0.38)	(0.33)	(0.29)	(0.41)
Net asset value, end of the period	$47.58	$46.27	$40.39	$35.55	$40.68	$36.74
Total return	3.17%(b)(c)	15.40%(b)	14.75%(b)	(11.80)%	11.57%(b)	7.25%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$450,772	$416,799	$540,446	$378,377	$504,299	$369,829
Net expenses	0.65%(d)(e)	0.65%(d)	0.65%(d)	0.65%	0.65%(d)	0.65%(d)
Gross expenses	0.66%(e)	0.66%	0.66%	0.65%	0.67%	0.70%
Net investment income	0.70%(e)	0.74%	1.00%	0.88%	0.74%	1.17%
Portfolio turnover rate	13%	12%	18%	16%	11%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$46.27	$40.38	$35.54	$40.67	$36.73	$34.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.29	0.36	0.31	0.27	0.38
Net realized and unrealized gain (loss)	1.30	5.90	4.84	(5.13)	3.94	2.07
Total from Investment Operations	1.45	6.19	5.20	(4.82)	4.21	2.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.30)	(0.36)	(0.31)	(0.27)	(0.39)
Net asset value, end of the period	$47.57	$46.27	$40.38	$35.54	$40.67	$36.73
Total return(b)	3.14%(c)	15.37%	14.70%	(11.85)%	11.49%	7.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,613,316	$5,646,527	$5,071,145	$5,013,186	$6,492,511	$5,624,810
Net expenses(d)	0.70%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.73%(e)	0.73%	0.73%	0.71%	0.73%	0.77%
Net investment income	0.65%(e)	0.67%	0.94%	0.83%	0.70%	1.12%
Portfolio turnover rate	13%	12%	18%	16%	11%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$19.86	$17.01	$14.60	$16.66	$14.03	$13.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.10	0.12	0.10	0.07	0.09
Net realized and unrealized gain (loss)	0.33	2.85	2.41	(2.06)	2.62	0.95
Total from Investment Operations	0.37	2.95	2.53	(1.96)	2.69	1.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.10)	(0.12)	(0.10)	(0.06)	(0.08)
Net asset value, end of the period	$20.19	$19.86	$17.01	$14.60	$16.66	$14.03
Total return(b)(c)	1.87%(d)	17.38%	17.35%	(11.77)%	19.20%	8.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,315	$3,090	$2,073	$1,617	$2,613	$1,456
Net expenses(e)	0.93%(f)	0.93%	0.93%	0.93%	1.03%(g)(h)	1.20%
Gross expenses	1.07%(f)	1.07%	1.09%	1.16%	1.20%	1.43%
Net investment income	0.46%(f)	0.52%	0.78%	0.66%	0.43%	0.69%
Portfolio turnover rate	9%	19%	32%	11%	5%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.20% to 0.93%.
(h)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$19.60	$16.83	$14.46	$16.52	$13.96	$13.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	(0.04)	0.00 (b)	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	0.32	2.81	2.38	(2.04)	2.61	0.95
Total from Investment Operations	0.29	2.77	2.38	(2.05)	2.56	0.94
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(b)	(0.01)	(0.01)	(0.00)(b)	(0.01)
Net asset value, end of the period	$19.89	$19.60	$16.83	$14.46	$16.52	$13.96
Total return(c)(d)	1.48%(e)	16.47%	16.44%	(12.36)%	18.28%	7.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$799	$1,053	$1,130	$944	$814	$741
Net expenses(f)	1.68%(g)	1.68%	1.68%	1.68%	1.79%(h)(i)	1.95%
Gross expenses	1.82%(g)	1.82%	1.84%	1.91%	1.96%	2.17%
Net investment income (loss)	(0.30)%(g)	(0.23)%	0.03%	(0.06)%	(0.33)%	(0.10)%
Portfolio turnover rate	9%	19%	32%	11%	5%	15%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.68%.
(i)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$19.82	$16.98	$14.57	$16.63	$14.01	$13.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.15	0.17	0.14	0.11	0.12
Net realized and unrealized gain (loss)	0.33	2.85	2.40	(2.05)	2.61	0.95
Total from Investment Operations	0.40	3.00	2.57	(1.91)	2.72	1.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.16)	(0.16)	(0.15)	(0.10)	(0.12)
Net asset value, end of the period	$20.15	$19.82	$16.98	$14.57	$16.63	$14.01
Total return(b)	2.02%(c)	17.69%	17.74%	(11.51)%	19.49%	8.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$315	$309	$255	$219	$437	$728
Net expenses(d)	0.63%(e)	0.63%	0.63%	0.63%	0.77%(f)	0.90%
Gross expenses	1.30%(e)	1.05%	1.28%	1.23%	1.08%	1.29%
Net investment income	0.75%(e)	0.82%	1.08%	0.95%	0.70%	0.95%
Portfolio turnover rate	9%	19%	32%	11%	5%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.63%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$19.84	$16.99	$14.59	$16.65	$14.02	$13.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.14	0.17	0.14	0.10	0.11
Net realized and unrealized gain (loss)	0.32	2.86	2.39	(2.06)	2.63	0.96
Total from Investment Operations	0.39	3.00	2.56	(1.92)	2.73	1.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.15)	(0.16)	(0.14)	(0.10)	(0.12)
Net asset value, end of the period	$20.17	$19.84	$16.99	$14.59	$16.65	$14.02
Total return(b)	1.94%(c)	17.68%	17.59%	(11.48)%	19.43%	8.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$262,324	$243,477	$267,033	$136,629	$102,004	$56,979
Net expenses(d)	0.68%(e)	0.68%	0.68%	0.68%	0.78%(f)(g)	0.95%
Gross expenses	0.82%(e)	0.82%	0.84%	0.91%	0.95%	1.17%
Net investment income	0.70%(e)	0.76%	1.04%	0.95%	0.67%	0.90%
Portfolio turnover rate	9%	19%	32%	11%	5%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.68%.
(g)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$19.89	$17.94	$15.22	$20.53	$19.57	$14.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.01	0.06	0.08	(0.01)	(0.02)
Net realized and unrealized gain (loss)	1.55	2.30	2.73	(4.62)	3.45	4.77
Total from Investment Operations	1.58	2.31	2.79	(4.54)	3.44	4.75
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	(0.07)	(0.07)	(0.00)(b)	(0.00)(b)
Net realized capital gains	(0.39)	(0.33)	—	(0.70)	(2.48)	(0.10)
Total Distributions	(0.39)	(0.36)	(0.07)	(0.77)	(2.48)	(0.10)
Net asset value, end of the period	$21.08	$19.89	$17.94	$15.22	$20.53	$19.57
Total return(c)(d)	8.21%(e)	12.83%	18.32%	(22.56)%	17.82%	32.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$35,385	$35,416	$30,525	$29,013	$43,117	$33,625
Net expenses(f)	1.20%(g)	1.20%	1.20%	1.20%(h)	1.21%(i)	1.20%
Gross expenses	1.27%(g)	1.24%	1.24%	1.26%(h)	1.24%(i)	1.24%
Net investment income (loss)	0.34%(g)	0.05%	0.37%	0.51%	(0.03)%	(0.14)%
Portfolio turnover rate	7%	18%	23%	23%	40%(j)	11%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.25%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.24%.
(j)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$18.70	$16.99	$14.48	$19.62	$18.95	$14.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.13)	(0.06)	(0.04)	(0.16)	(0.13)
Net realized and unrealized gain (loss)	1.45	2.18	2.58	(4.40)	3.31	4.62
Total from Investment Operations	1.41	2.05	2.52	(4.44)	3.15	4.49
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.01)	—	(0.00)(b)	(0.00)(b)
Net realized capital gains	(0.39)	(0.33)	—	(0.70)	(2.48)	(0.10)
Total Distributions	(0.39)	(0.34)	(0.01)	(0.70)	(2.48)	(0.10)
Net asset value, end of the period	$19.72	$18.70	$16.99	$14.48	$19.62	$18.95
Total return(c)(d)	7.82%(e)	11.99%	17.41%	(23.11)%	16.85%	31.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$8,016	$9,305	$10,786	$11,441	$17,248	$11,196
Net expenses(f)	1.95%(g)	1.95%	1.95%	1.95%(h)	1.96%(i)	1.95%
Gross expenses	2.02%(g)	1.99%	1.99%	2.01%(h)	1.99%(i)	1.99%
Net investment loss	(0.41)%(g)	(0.70)%	(0.38)%	(0.23)%	(0.79)%	(0.84)%
Portfolio turnover rate	7%	18%	23%	23%	40%(j)	11%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.00%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 1.99%.
(j)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.08	$18.11	$15.36	$20.72	$19.71	$14.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.07	0.11	0.13	0.05	0.01
Net realized and unrealized gain (loss)	1.57	2.32	2.76	(4.67)	3.49	4.82
Total from Investment Operations	1.63	2.39	2.87	(4.54)	3.54	4.83
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.09)	(0.12)	(0.12)	(0.05)	(0.01)
Net realized capital gains	(0.39)	(0.33)	—	(0.70)	(2.48)	(0.10)
Total Distributions	(0.39)	(0.42)	(0.12)	(0.82)	(2.53)	(0.11)
Net asset value, end of the period	$21.32	$20.08	$18.11	$15.36	$20.72	$19.71
Total return	8.38%(b)(c)	13.15%	18.70%	(22.32)%	18.17%	32.44%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$229,236	$285,343	$239,009	$189,957	$219,679	$72,768
Net expenses	0.90%(d)(e)	0.89%	0.89%	0.90%(f)	0.91%(g)(h)	0.90%(d)
Gross expenses	0.91%(e)	0.89%	0.89%	0.90%(f)	0.91%(g)(h)	0.93%
Net investment income	0.62%(e)	0.36%	0.64%	0.81%	0.24%	0.08%
Portfolio turnover rate	7%	18%	23%	23%	40%(i)	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.89% and the ratio of gross expenses would have been 0.89%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 0.90%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.08	$18.11	$15.36	$20.71	$19.71	$14.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.07	0.11	0.12	0.05	0.01
Net realized and unrealized gain (loss)	1.56	2.31	2.75	(4.66)	3.46	4.81
Total from Investment Operations	1.62	2.38	2.86	(4.54)	3.51	4.82
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	(0.11)	(0.11)	(0.03)	(0.00)(b)
Net realized capital gains	(0.39)	(0.33)	—	(0.70)	(2.48)	(0.10)
Total Distributions	(0.39)	(0.41)	(0.11)	(0.81)	(2.51)	(0.10)
Net asset value, end of the period	$21.31	$20.08	$18.11	$15.36	$20.71	$19.71
Total return(c)	8.33%(d)	13.06%	18.63%	(22.33)%	18.06%	32.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$627,607	$644,038	$753,396	$637,021	$840,638	$760,181
Net expenses(e)	0.95%(f)	0.95%	0.95%	0.95%(g)	0.96%(h)	0.95%
Gross expenses	1.02%(f)	0.99%	0.99%	1.01%(g)	0.99%(h)	0.99%
Net investment income	0.58%(f)	0.32%	0.63%	0.76%	0.22%	0.06%
Portfolio turnover rate	7%	18%	23%	23%	40%(i)	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.00%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 0.99%.
(i)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova International Megatrends Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$11.92	$11.85	$10.47	$14.35	$13.95	$12.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15	0.14	0.17	0.11	0.08	(0.01)
Net realized and unrealized gain (loss)	1.70	0.08 (b)	1.33	(3.62)	0.78	2.87
Total from Investment Operations	1.85	0.22	1.50	(3.51)	0.86	2.86
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.15)	(0.12)	(0.37)	(0.09)	(0.12)
Net realized capital gains	—	—	—	—	(0.37)	(1.30)
Total Distributions	—	(0.15)	(0.12)	(0.37)	(0.46)	(1.42)
Net asset value, end of the period	$13.77	$11.92	$11.85	$10.47	$14.35	$13.95
Total return(c)(d)	15.52%(e)	1.88%	14.37%	(24.42)%	6.22%	23.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$428	$402	$601	$717	$380	$76
Net expenses(f)	1.20%(g)	1.20%	1.20%	1.21%(h)	1.21%(i)	1.26%(j)
Gross expenses	2.41%(g)	2.24%	2.64%	2.30%(h)	2.08%(i)	5.69%(j)
Net investment income (loss)	2.39%(g)	1.14%	1.51%	0.99%	0.57%	(0.04)%
Portfolio turnover rate	10%	33%	14%	8%	8%	11%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.29%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.07%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 5.64%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova International Megatrends Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$11.96	$11.90	$10.52	$14.40	$13.99	$12.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.17	0.19	0.23	0.14	0.07
Net realized and unrealized gain (loss)	1.71	0.10 (b)	1.35	(3.71)	0.76	2.84
Total from Investment Operations	1.87	0.27	1.54	(3.48)	0.90	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)	(0.16)	(0.40)	(0.12)	(0.13)
Net realized capital gains	—	—	—	—	(0.37)	(1.30)
Total Distributions	—	(0.21)	(0.16)	(0.40)	(0.49)	(1.43)
Net asset value, end of the period	$13.83	$11.96	$11.90	$10.52	$14.40	$13.99
Total return(c)	15.64%(d)	2.23%	14.66%	(24.17)%	6.47%	23.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,310	$12,471	$10,540	$7,433	$27,569	$16,478
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.91%(g)	0.91%(h)	0.93%(i)
Gross expenses	2.03%(f)	1.88%	2.28%	1.80%(g)	1.44%(h)	1.83%(i)
Net investment income	2.56%(f)	1.36%	1.68%	2.01%	0.94%	0.58%
Portfolio turnover rate	10%	33%	14%	8%	8%	11%

(a)	Per share investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.79%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.43%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.80%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova International Megatrends Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$11.94	$11.89	$10.51	$14.38	$13.98	$12.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.17	0.13	0.24	0.08	0.03
Net realized and unrealized gain (loss)	1.71	0.08 (b)	1.41	(3.72)	0.80	2.88
Total from Investment Operations	1.87	0.25	1.54	(3.48)	0.88	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.20)	(0.16)	(0.39)	(0.11)	(0.13)
Net realized capital gains	—	—	—	—	(0.37)	(1.30)
Total Distributions	—	(0.20)	(0.16)	(0.39)	(0.48)	(1.43)
Net asset value, end of the period	$13.81	$11.94	$11.89	$10.51	$14.38	$13.98
Total return(c)	15.66%(d)	2.09%	14.64%	(24.18)%	6.39%	23.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,016	$3,481	$5,067	$808	$1,783	$75
Net expenses(e)	0.95%(f)	0.95%	0.95%	0.96%(g)	0.96%(h)	1.00%(i)
Gross expenses	2.16%(f)	1.98%	2.39%	2.05%(g)	1.83%(h)	6.51%(i)
Net investment income	2.59%(f)	1.34%	1.14%	2.09%	0.52%	0.21%
Portfolio turnover rate	10%	33%	14%	8%	8%	11%

(a)	Per share investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 2.04%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.82%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 6.46%.
See accompanying notes to financial statements.
| 30

Notes to Financial Statements
June 30, 2025 (Unaudited)
1.Organization. Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Gateway Trust:
Gateway Fund
Gateway Equity Call Premium Fund
Natixis Funds Trust I:
Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund) (“Global Megatrends Fund”)
Mirova International Megatrends Fund (formerly Mirova International Sustainable Equity Fund) (“International Megatrends Fund”)
Effective May 1, 2025, the Board of Trustees approved a change in the name of Global Megatrends Fund and International Megatrends Fund. Each Fund's investment goal and principal investment strategies did not change as a result of the name change.
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares, except for International Megatrends Fund, which does not offer Class C shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
31 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
| 32

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
d. Option Contracts. Gateway Fund and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.
When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.
When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, deferred Trustees' fees, distribution re-designations, capital gain distribution received, return of capital distributions received, corporate actions, distributions in excess of income and/or capital gain and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, premium amortization, futures contract mark-to-market, capital gain distribution received, corporate actions, options contract mark-to-market, deferral of EU reclaim and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may
33 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$43,397,214	$ —	$43,397,214
Gateway Equity Call Premium Fund	2,328,639	—	2,328,639
Global Megatrends Fund	3,727,590	15,606,057	19,333,647
International Megatrends Fund	273,778	—	273,778
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2024, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Megatrends Fund	International Megatrends Fund
Capital loss carryforward:
Short-term:
No expiration date	$(876,230,446)	$(16,262,687)	$ —	$(410,763)
Long-term:
No expiration date	—	(2,812,459)	—	(1,113,478)
Total capital loss carryforward*	$(876,230,446)	$(19,075,146)	$—	$(1,524,241)
Late-year ordinary and post-October capital loss deferrals**	$—	$—	$(211,417)	$(2,545)

*
Under Section 382 of the Internal Revenue Service Code, a portion of the capital loss carryforward for the International Megatrends Fund is subject to certain limitations upon availability, to offset future capital gains, if any.

**
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Megatrends Fund and
International Megatrends Fund are deferring foreign currency losses.

As of June 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Megatrends Fund	International Megatrends Fund
Federal tax cost	$1,685,360,927	$143,526,227	$670,407,300	$12,647,198
Gross tax appreciation	$5,308,851,437	$130,133,300	$245,789,956	$2,512,166
Gross tax depreciation	(114,897,481)	(3,577,673)	(25,340,171)	(499,289)
Net tax appreciation	$5,193,953,956	$126,555,627	$220,449,785	$2,012,877
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the
| 34

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
underlying securities. As of June 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
i. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2025, at value:
Gateway Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,774,026,939	$ —	$ —	$6,774,026,939
Purchased Options(a)	45,429,970	—	—	45,429,970
Short-Term Investments	—	125,516,999	—	125,516,999
Total	$6,819,456,909	$125,516,999	$ —	$6,944,973,908

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(146,329,690)	$ —	$ —	$(146,329,690)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
35 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Gateway Equity Call Premium Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$268,772,353	$ —	$ —	$268,772,353
Short-Term Investments	—	3,826,436	—	3,826,436
Total Investments	$268,772,353	$3,826,436	$—	$272,598,789

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(6,252,630)	$ —	$ —	$(6,252,630)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Megatrends Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$10,873,440	$ —	$10,873,440
Denmark	—	24,137,891	—	24,137,891
France	—	37,716,539	—	37,716,539
Germany	—	38,405,820	—	38,405,820
Japan	—	24,243,372	—	24,243,372
Netherlands	—	37,424,030	—	37,424,030
Spain	—	33,962,787	—	33,962,787
United Kingdom	—	36,006,726	—	36,006,726
United States	555,372,155	8,098,921	—	563,471,076
All Other Common Stocks(a)	80,168,429	—	—	80,168,429
Total Common Stocks	635,540,584	250,869,526	—	886,410,110
Short-Term Investments	—	4,446,975	—	4,446,975
Total Investments	$635,540,584	$255,316,501	$—	$890,857,085

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 36

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

International Megatrends Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$317,602	$ —	$317,602
Belgium	—	567,549	—	567,549
Denmark	—	613,136	—	613,136
France	—	2,241,849	—	2,241,849
Germany	—	1,648,094	—	1,648,094
Ireland	—	464,050	—	464,050
Italy	—	345,187	—	345,187
Japan	—	1,376,703	—	1,376,703
Netherlands	—	1,038,202	—	1,038,202
Spain	—	774,427	—	774,427
Switzerland	—	719,600	—	719,600
United Kingdom	—	2,522,780	—	2,522,780
United States	—	388,289	—	388,289
All Other Common Stocks(a)	1,304,855	—	—	1,304,855
Total Common Stocks	1,304,855	13,017,468	—	14,322,323
Short-Term Investments	—	337,752	—	337,752
Total Investments	$1,304,855	$13,355,220	$—	$14,660,075

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments the Funds used during the period include written index call options and purchased index put options.
Through the use of index options, Gateway Fund and Gateway Equity Call Premium Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Each Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time. To meet this objective, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options and, for Gateway Fund, purchasing index put options. Writing index call options can reduce a Fund's volatility, provide a steady cash flow and be an important source of a Fund's return, although it also may reduce a Fund's ability to profit from increases in the value of its equity portfolio. Buying index put options, can protect a Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. For Gateway Fund, the combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. For Gateway Equity Call Premium Fund, the combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the six months ended June 30, 2025, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these strategies.
The following is a summary of derivative instruments for Gateway Fund as of June 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$45,429,970
37 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(146,329,690)

1	Represents purchased options, at value.
Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Options written
Equity contracts	$83,259,255	$(111,580,705)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Options written
Equity contracts	$(46,776,307)	$(104,876,954)

1	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2025, as reflected within the Statements of Assets and Liabilities:
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(6,252,630)
Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Options written
Equity contracts	$(5,371,328)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$(4,065,492)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended June 30, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Options purchased	Options written
Gateway Fund	$5,273,432,783	$6,563,676,392
Gateway Equity Call Premium Fund	—	249,886,613
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
| 38

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
5.Purchases and Sales of Securities. For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term investments and option contracts) were as follows:
Fund	Purchases	Sales
Gateway Fund	$849,021,939	$1,096,270,773
Gateway Equity Call Premium Fund	34,488,630	23,506,872
Global Megatrends Fund	62,726,850	200,947,150
International Megatrends Fund	1,631,385	5,395,415
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.60%	0.55%	0.53%
Gateway Equity Call Premium Fund	0.58%	0.58%	0.58%
Mirova US LLC ("Mirova US") serves as investment adviser to Global Megatrends Fund and International Megatrends Fund. Mirova US is a wholly-owned subsidiary of Mirova, which is in turn a subsidiary of Natixis Investment Managers. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Global Megatrends Fund	0.80%
International Megatrends Fund	0.80%
Gateway Advisers and Mirova US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2026, may be terminated before then only with the consent of the Funds' Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	0.93%	1.68%	0.63%	0.68%
Global Megatrends Fund	1.20%	1.95%	0.90%	0.95%
International Megatrends Fund	1.20%	— %	0.90%	0.95%
Gateway Advisers and Mirova US shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
39 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For the six months ended June 30, 2025, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Gateway Fund	$19,478,170	$914,028	$18,564,142	0.59%	0.56%
Gateway Equity Call Premium Fund	725,243	170,292	554,951	0.58%	0.44%
Global Megatrends Fund	3,619,028	249,954	3,369,074	0.80%	0.74%
International Megatrends Fund	66,882	66,882	—	0.80%	— %

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
For the six months ended June 30, 2025, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$66,136	$ —	$ —	$ —	$66,136

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
In addition, Mirova US reimbursed non-class-specific expenses of International Megatrends Fund in the amount of $28,285, for the six months ended June 30, 2025, which is subject to possible recovery until December 31, 2026.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended June 30, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$790,676	$57,786	$173,356
Gateway Equity Call Premium Fund	4,092	1,234	3,700
Global Megatrends Fund	42,643	11,016	33,046
International Megatrends Fund	535	—	—
For the six months ended June 30, 2025, Natixis Distribution refunded Gateway Fund $29,231 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
| 40

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For the six months ended June 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Gateway Fund	$1,437,643
Gateway Equity Call Premium Fund	54,209
Global Megatrends Fund	196,102
International Megatrends Fund	3,625
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Gateway Fund	$2,162,462
Gateway Equity Call Premium Fund	67,222
Global Megatrends Fund	384,408
International Megatrends Fund	1,248
As of June 30, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$52,571
Gateway Equity Call Premium Fund	2,105
Global Megatrends Fund	9,059
International Megatrends Fund	30
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2025 were as follows:
Fund	Commissions
Gateway Fund	$8,142
Gateway Equity Call Premium Fund	948
Global Megatrends Fund	1,433
f.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each
41 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of June 30, 2025, Natixis and affiliates held shares of the International Megatrends Fund representing 63.71% of the Fund’s net assets.
Investment activities of affiliated shareholders could have material impacts on the Fund.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund, Global Megatrends Fund and International Megatrends Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2026, and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Gateway Equity Call Premium Fund	$818
Global Megatrends Fund	3,032
International Megatrends Fund	940
7.Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended June 30, 2025, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$244,244	$17,221	$4,670	$2,046,491
Gateway Equity Call Premium Fund	957	288	818	72,710
Global Megatrends Fund	20,343	5,261	3,032	371,303
International Megatrends Fund	306	—	940	2,652
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9. Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2025, none of the Funds had borrowings under this agreement.
| 42

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
10.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of June 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Gateway Fund	1	5.31%	—	5.31%
International Megatrends Fund	1	20.36%	63.71%	84.07%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	643,611	$29,682,471	1,576,696	$69,548,416
Issued in connection with the reinvestment of distributions	24,311	1,134,562	58,419	2,564,238
Redeemed	(1,419,388)	(65,275,051)	(6,035,730)	(257,747,798)
Net change	(751,466)	$(34,458,018)	(4,400,615)	$(185,635,144)
Class C
Issued from the sale of shares	53,179	$2,423,511	84,400	$3,632,622
Issued in connection with the reinvestment of distributions	56	2,516	256	10,729
Redeemed	(202,702)	(9,246,900)	(524,576)	(22,608,523)
Net change	(149,467)	$(6,820,873)	(439,920)	$(18,965,172)
Class N
Issued from the sale of shares	2,460,912	$114,611,977	3,763,104	$162,450,789
Issued in connection with the reinvestment of distributions	20,457	952,946	35,943	1,589,641
Redeemed	(2,014,210)	(90,607,188)	(8,173,779)	(353,071,886)
Net change	467,159	$24,957,735	(4,374,732)	$(189,031,456)
Class Y
Issued from the sale of shares	8,299,093	$382,067,285	17,211,063	$750,512,214
Issued in connection with the reinvestment of distributions	302,823	14,118,406	674,270	29,766,158
Redeemed	(12,643,683)	(580,366,104)	(21,428,839)	(930,654,495)
Net change	(4,041,767)	$(184,180,413)	(3,543,506)	$(150,376,123)
Decrease from capital share transactions	(4,475,541)	$(200,501,569)	(12,758,773)	$(544,007,895)
43 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	26,663	$534,248	103,516	$1,916,169
Issued in connection with the reinvestment of distributions	293	5,826	617	11,678
Redeemed	(18,339)	(349,770)	(70,400)	(1,300,429)
Net change	8,617	$190,304	33,733	$627,418
Class C
Issued from the sale of shares	2,613	$50,001	193	$3,831
Issued in connection with the reinvestment of distributions	—	—	7	120
Redeemed	(16,123)	(310,538)	(13,640)	(262,536)
Net change	(13,510)	$(260,537)	(13,440)	$(258,585)
Class N
Issued from the sale of shares	242	$4,607	1,017	$19,102
Issued in connection with the reinvestment of distributions	54	1,082	125	2,378
Redeemed	(241)	(4,722)	(584)	(10,874)
Net change	55	$967	558	$10,606
Class Y
Issued from the sale of shares	1,365,703	$26,768,707	4,159,405	$75,665,790
Issued in connection with the reinvestment of distributions	18,308	363,878	42,938	813,128
Redeemed	(649,485)	(12,724,022)	(7,643,577)	(147,088,918)
Net change	734,526	$14,408,563	(3,441,234)	$(70,610,000)
Increase (decrease) from capital share transactions	729,688	$14,339,297	(3,420,383)	$(70,230,561)
| 44

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Global Megatrends Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	171,477	$3,403,018	346,835	$7,057,946
Issued in connection with the reinvestment of distributions	19,016	355,218	17,273	348,216
Redeemed	(292,301)	(5,900,803)	(284,988)	(5,651,673)
Net change	(101,808)	$(2,142,567)	79,120	$1,754,489
Class C
Issued from the sale of shares	24,584	$464,698	56,047	$1,087,371
Issued in connection with the reinvestment of distributions	4,690	82,133	4,067	77,110
Redeemed	(120,293)	(2,310,002)	(197,333)	(3,746,752)
Net change	(91,019)	$(1,763,171)	(137,219)	$(2,582,271)
Class N
Issued from the sale of shares	725,142	$14,776,452	3,114,854	$62,058,291
Issued in connection with the reinvestment of distributions	232,234	4,384,576	279,043	5,681,367
Redeemed	(2,016,278)	(40,682,610)	(2,384,922)	(48,282,222)
Redeemed in-kind (Note 13)	(2,396,496)	(49,655,406)	—	—
Net change	(3,455,398)	$(71,176,988)	1,008,975	$19,457,436
Class Y
Issued from the sale of shares	2,533,055	$51,130,456	5,492,547	$110,806,574
Issued in connection with the reinvestment of distributions	496,757	9,378,770	489,377	9,961,894
Redeemed	(5,652,131)	(114,388,288)	(15,524,506)	(317,384,947)
Net change	(2,622,319)	$(53,879,062)	(9,542,582)	$(196,616,479)
Decrease from capital share transactions	(6,270,544)	$(128,961,788)	(8,591,706)	$(177,986,825)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
International Megatrends Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,273	$55,722	8,432	$105,042
Issued in connection with the reinvestment of distributions	—	—	439	5,261
Redeemed	(6,917)	(93,057)	(25,875)	(321,929)
Net change	(2,644)	$(37,335)	(17,004)	$(211,626)
Class N
Issued from the sale of shares	75,022	$937,072	328,094	$4,076,839
Issued in connection with the reinvestment of distributions	—	—	17,491	210,183
Redeemed	(372,815)	(4,974,490)	(187,876)	(2,341,370)
Net change	(297,793)	$(4,037,418)	157,709	$1,945,652
Class Y
Issued from the sale of shares	2,104	$26,820	97,983	$1,223,515
Issued in connection with the reinvestment of distributions	—	—	1,229	14,759
Redeemed	(2,878)	(38,058)	(233,913)	(2,765,644)
Net change	(774)	$(11,238)	(134,701)	$(1,527,370)
Increase (decrease) from capital share transactions	(301,211)	$(4,085,991)	6,004	$206,656
13.Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and
45 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
are re-classified from realized gain (loss) to paid-in-capital. Global Megatrends Fund realized a gain of $11,191,454 on redemptions-in-kind during the six months ended June 30, 2025. This amount is included in realized gain (loss) on the Statements of Operations.
14.Subsequent Event. On July 9, 2025, the Board of Trustees approved a plan to liquidate Mirova International Megatrends Fund. Liquidation took place on August 19, 2025.
| 46

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed throughout the year on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
47 |

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Gateway Fund	37%	29%	40%
Gateway Equity Call Premium Fund	24%	8%	5%
Mirova Global Megatrends Fund	58%	59%	47%
Mirova International Megatrends Fund	84%	98%	90%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s longer-term (five-year) performance was slightly stronger relative to its category; (3) that the Fund’s more recent relative performance (i.e., for the three-month period ending March 31, 2025) had improved; and (4) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They
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noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. The Trustees also noted that the total advisory fee rate for Gateway Fund, Gateway Equity Call Premium Fund, and Mirova International Megatrends Fund was at or below the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that Mirova Global Megatrends Fund had an advisory fee rate that was above the median of its peer group of Funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including: (1) that the advisory fee was only two basis points higher than the median of a peer group of funds; and (2) that the Fund’s net overall expense ratio was only one basis point above the median of its peer group of funds.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Gateway Fund had breakpoints in its advisory fees and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2026.
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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2026
LSAF58SA-0625
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2025

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 22, 2025